UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC

Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:

/s/ Phillipe Laffont               New York, N.Y.                5/13/02
-----------------------     --------------------------    --------------------
     [Signature]                   [City, State]                  [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $180,144
                                         (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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

                                                      FORM 13F INFORMATION TABLE


              COLUMN1               COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                            MARKET
                                 TITLE OF                   VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE          CUSIP       (x1,000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

ACCENTURE LTD CMN                Class A        G1150G111      3,017      113,000              Sole       None    Sole
ADVANCED MICRO DEVICES CMN       Common         007903107      5,365      364,700              Sole       None    Sole
ALPHA INDUSTRIES CMN             Common         020753109      2,455      161,000              Sole       None    Sole
AMDOCS LTD                       Ordinary       G02602103      6,601      247,700              Sole       None    Sole
AOL TIME WARNER INC              Common         00184A105     11,241      475,300              Sole       None    Sole
ARIBA INC                        Common         04033V104        716      157,950              Sole       None    Sole
CHECK POINT SOFTWARE TECH. LTD   Ordinary       M22465104      4,755      156,400              Sole       None    Sole
CISCO SYSTEMS, INC               Common         17275R102      8,245      487,000              Sole       None    Sole
COMPUTER ASSOCIATES              Common         204912109      5,735      262,000              Sole       None    Sole
CREE                             Common         225447101      4,036      296,100              Sole       None    Sole
CSG SYSTEMS INTL INC             Common         126349109      3,624      127,300              Sole       None    Sole
CYPRESS SEMICONDUCTOR CORP       Common         232806109      4,865      211,500              Sole       None    Sole
DOCUMENTUM INC                   Common         256159104      2,927      115,000              Sole       None    Sole
ECHOSTAR COMMUNICATIONS CORP     Class A        278762109     13,486      476,200              Sole       None    Sole
EMC CORPORATION MASS             Common         268648102      5,424      455,000              Sole       None    Sole
FALCONSTOR SOFTWARE INC          Common         306137100        761      120,000              Sole       None    Sole
GENESIS MICROCHIP INC DEL        Common         37184C103      1,903       73,200              Sole       None    Sole
I2 TECHNOLOGIES, INC             Common         465754109      1,392      275,000              Sole       None    Sole
INFORMATICA CORP                 Common         45666Q102      2,604      359,700              Sole       None    Sole
INTERNET SEC SYS INC             Common         46060X107      1,782       78,000              Sole       None    Sole
KOPIN CORP                       Common         500600101      2,257      247,700              Sole       None    Sole
LINEAR TECHNOLOGY CORP           Common         535678106      4,820      109,000              Sole       None    Sole
MANUGISTICS                      Common         565011103      2,792      130,000              Sole       None    Sole
MAXIM INTEGRATED PRODUCTS INC    Common         57772K101      4,930       88,500              Sole       None    Sole
McAFEE COM CORP                  Class A        579062100      2,775      168,500              Sole       None    Sole
MCDATA CORP                      Class A        580031201      3,181      268,000              Sole       None    Sole
MICROSOFT CORP.                  Common         594918104      5,355       88,791              Sole       None    Sole
NETEGRITY INC                    Common         64110P107        904       61,100              Sole       None    Sole
NETIQ CORPORATION                Common         64115P102      4,602      211,000              Sole       None    Sole
NEXTEL COMMUNICATIONS            Common         65332V103      3,427      636,900              Sole       None    Sole
NOKIA CORP SPON ADR              ADR            654902204      5,413      261,000              Sole       None    Sole
NTL INCORPORATED (NEW)           Common         629407107        512    1,860,200              Sole       None    Sole
ORACLE CORPORATION               Common         68389X105      4,211      329,000              Sole       None    Sole
POLYCOM INC                      Common         73172K104      1,599       65,000              Sole       None    Sole
RCN CORP                         Common         749361101        333      236,200              Sole       None    Sole
SBC COMMUNICATIONS INC           Common         78387G103      4,744      126,700              Sole       None    Sole
SECURE COMPUTING CORP            Common         813705100        480       24,500              Sole       None    Sole
SIEBEL SYSTEMS INC               Common         826170102        336       10,300              Sole       None    Sole
SPRINT CORP (PCS GRP)            Common         852061506      5,629      547,000              Sole       None    Sole
STORAGENETWORKS INC              Common         86211E103        139       40,000              Sole       None    Sole
TAIWAN SEMICONDUCTOR MFG (ADS)   Sponsored ADR  874039100     10,898      525,200              Sole       None    Sole
TEXAS INSTRUMENTS INC.           Common         882508104      7,226      218,300              Sole       None    Sole
UNIVERSAL DISPLAY CORP           Common         91347P105        226       23,500              Sole       None    Sole
USA NETWORKS INC                 Common         902984103      3,082       97,000              Sole       None    Sole
VIACOM INC CL-B COMMON           Class B        925524308      2,907       60,100              Sole       None    Sole
WEBEX COMMUNICATIONS INC         Common         94767L109      5,065      307,900              Sole       None    Sole
XEROX CORPORATION                Common         984121103        146       13,600              Sole       None    Sole
YAHOO! INC                       Common         984332106      1,191       64,500              Sole       None    Sole
                                                             180,114   11,831,541

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02984.0001 #322187